Categories of Financial Instruments - Financial Assets by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 2,023,721	₩ 1,454,978	₩ 1,882,291	₩ 872,731
Financial instruments	324,263	295,309
Long-term investment securities	1,877,922	1,679,384
Accounts receivable – trade	2,000,382	1,990,849
Loans and other receivables	920,977	1,055,102
Derivative financial assets	341,108	148,534
Assets	7,488,373	6,624,156
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	310,721	313,340
Financial instruments	5,000	62,364
Long-term investment securities	138,789	280,650
Loans and other receivables	223,761	273,945
Derivative financial assets	70,311	32,324
Assets	748,582	962,623
Derivatives hedging instrument [member]
Disclosure of financial assets [line items]
Derivative financial assets	270,797	116,210
Assets	270,797	116,210
Equity instruments at FVOCI [member]
Disclosure of financial assets [line items]
Long-term investment securities	1,739,133	1,398,734
Assets	1,739,133	1,398,734
Financial assets at amortised cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,713,000	1,141,638
Financial instruments	319,263	232,945
Accounts receivable – trade	2,000,382	1,990,849
Loans and other receivables	697,216	781,157
Assets	₩ 4,729,861	₩ 4,146,589